Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled		$ 1,087
Gross settled	$ (150,128)	(5,346)	$ 71,041
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	30,514		(74,864)
Gross settled	64,444	2,295	47,790
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	8,862,682	315,623	9,296,123
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(8,798,238)	(313,328)	(9,248,333)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(212,821)	(7,579)	23,251
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	19,311,999	687,749	10,187,215
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(19,524,820)	(695,328)	(10,163,964)
Less than 1 month [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(1,751)	(62)
Less than 1 month [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	42,720	1,522
Less than 1 month [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(44,471)	(1,584)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled		656
Gross settled	(264,080)	(9,404)	20,714
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	18,429		(13,246)
Gross settled	46,984	1,673	28,163
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	5,565,137	198,189	4,420,233
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(5,518,153)	(196,516)	(4,392,070)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(307,124)	(10,937)	(7,449)
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	17,179,871	611,819	15,025,154
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(17,486,997)	(622,756)	(15,032,603)
1 to 3 months [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(3,940)	(140)
1 to 3 months [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	96,120	3,423
1 to 3 months [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(100,060)	(3,563)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(768,591)	(27,371)	(444,242)
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	4,456	159	2,506
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	531,336	18,922	230,354
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(526,880)	(18,763)	(227,848)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(755,972)	(26,922)	(446,748)
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	36,739,200	1,308,376	34,327,100
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(37,495,172)	(1,335,298)	$ (34,773,848)
3 months to 1 year [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(17,075)	(608)
3 months to 1 year [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	416,520	14,833
3 months to 1 year [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(433,595)	(15,441)
Over 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(8,953)	(319)
Over 1 year [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(8,953)	(319)
Over 1 year [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	227,128	8,089
Over 1 year [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (236,081)	$ (8,408)